Convertible Debentures - Schedule of unsecured convertible debenture (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	$ 36,495	$ 28,969
Current	3,406	0
Non-Current	33,089	28,969
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	3,406	0
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	33,089	28,969	$ 0
Unsecured convertible notes
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	$ 0	$ 0